Goodwill	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

(8) Goodwill

The Company accounts for goodwill and other intangible assets according to ASC 350 Intangibles – Goodwill and Other (ASC 350) which requires that Alion review goodwill at least annually for impairment or more frequently if events or circumstances indicate goodwill might be impaired. The Company performs this review at the end of each fiscal year. As of September 30, 2013, Alion had approximately $398.9 million in goodwill. There were no changes to the goodwill carrying amount for the years ended September 30, 2013 and 2012, nor were there any significant events this year that indicated a potential impairment to goodwill as of March 31, 2014.

Alion operates in one segment and tests goodwill at the reporting unit level. Each of Alion’s two reporting units delivers a similar set of professional engineering, scientific and technical services to a wide array of federal government customers, principally within the Department of Defense. Each reporting unit provides the full range of services Alion offers to customers overall.

Alion’s management has organized reporting units based on managerial responsibility and administrative structure, contract portfolios, and the availability of discrete financial information. Management evaluates reporting unit financial performance based on contract revenue and non-GAAP operating income. Alion does not maintain reporting unit balance sheets and does not track cash flows by reporting unit.

Management identifies reporting units as “sectors” which in turn include lower level business units identified as “groups” consisting of still lower level “operations.” For each business combination, management assigned the goodwill arising from acquisitions to the reporting unit or units expected to benefit from the synergies of that business combination. Coincident with its goodwill determination and purchase price allocation, management assigned assets acquired to reporting units based on the unit or units anticipated to utilize such assets. Management did not allocate to reporting units the liabilities arising from business combinations. Alion’s reporting units are the Engineering and Integration Solutions Sector (EISS) and the Technology, Engineering and Operational Solutions Sector (TEOSS). Management assigned $197.0 million in goodwill to EISS and $201.9 million in goodwill to TEOSS.

In 2013, TEOSS had $477 million in contract revenue and EISS had $371 million in contract revenue. Total contract revenue for all reporting units does not equal Alion’s total reported revenue because reporting unit contract revenue does not include $292 thousand in inter-company eliminations, discounts, and GSA industrial funding fees which the Company does not track by reporting unit.

Management applied the guidance in ASC 350 and the related guidance in ASC Topic 280 Segment Reporting to analyze Alion’s reporting units to determine the appropriate level at which to test goodwill for potential impairment. The Company employs a reasonable, supportable and consistent method to assign goodwill to reporting units expected to benefit from the synergies arising from acquisitions. Alion determined reporting unit goodwill in a manner similar to the way it determines goodwill in a purchase allocation by using fair value to determine reporting unit purchase price, assets, liabilities and goodwill. Reporting unit residual fair value after this allocation is the implied fair value of reporting unit goodwill. The Company allocates the goodwill related to acquisitions on a specific identification basis consistent with reporting unit structure.

Alion negotiated and executed each of its acquisitions on a cash-free, debt-free basis and therefore did not allocate to its reporting units any of the corporate debt the Company issued to fund its acquisitions. Alion’s debt is part of its capital structure, and therefore this debt has always resided at the corporate level. The Company has consistently applied its accounting policy with regard to assigning assets and liabilities to reporting units and retaining debt at the corporate level. The Company has not allocated its debt to its reporting units either to determine their carrying value or to test reporting unit goodwill for potential impairment.

The Company performs its own independent analysis to determine whether goodwill is potentially impaired. Management performs a discounted cash flow analysis to determine the fair value of each reporting unit. The Company compares the aggregated fair value per the discounted cash flow model to the fair value indicated by the market multiples used in the stock valuation. Management independently determines the rates and assumptions it uses to: perform its goodwill impairment analysis; assess the probability of future contracts and revenue; and evaluate the recoverability of goodwill. At September 30, 2013, executed contract backlog was approximately 2.6 times trailing twelve month revenue.

Alion has assigned specific contracts and task orders to each reporting unit which, with goodwill, represent each reporting unit’s principal assets. Although the Company does not maintain complete financial information for its reporting units and therefore is unable to prepare reporting unit balance sheets or statements of cash flows, the Company is able to prepare a discounted cash flow analysis in order to test reporting unit goodwill for potential impairment.

Alion bases its discounted cash flow analysis on each reporting unit’s contract portfolio, anticipated contract revenue stream and historical contract operating margins. Historically, Alion has had minimal interest expense related to operations and low working capital levels which make net contract margins a reliable means of estimating and forecasting reporting unit cash flows.

Alion’s current liquidity issues do not materially affect the Company’s goodwill impairment analyses. The Company’s significant interest expense and liquidity demands arise from its Secured and Unsecured Notes, which are part of Alion’s capital structure and thus not allocated to its reporting units. Alion’s operating activities and its reporting units do not face any material interest expense or demands on liquidity that materially affect the Company’s discounted cash flow analysis based on contract portfolios and operating margins.

Alion’s cash flow analysis depends on several significant management inputs and assumptions. Management uses observable inputs, rates and assumptions generally consistent with those used by the independent third party to prepare the valuation report for the ESOP Trustee. However, management’s sensitivity analyses also incorporated a more conservative range of growth assumptions in addition to assumptions generally consistent with those used by the independent third party to prepare the valuation report for the ESOP Trust. These sensitivity analyses are designed to stress management’s best estimate of the Company’s financial forecast for purposes of understanding whether a reasonable decline in growth would cause the associated expected discounted cash flows to fall below the reporting units’ carrying value. Management’s cash flow analysis includes the following significant inputs and assumptions: estimated future revenue and revenue growth; estimated future operating margins and EBITDA; observable market multiples for comparable companies; and a discount rate management believes is consistent with a market-based weighted average cost of capital. Management includes EBITDA in its analysis in order to use publicly available valuation data.

In Alion’s fiscal 2013 impairment testing, market multiples for trailing twelve month EBITDA for comparable companies (publicly traded professional services government contractors) ranged from a low of 7.6 to a high of 18.2, with a median value of 13.4. Market multiples for trailing twelve month revenue ranged from a low of 0.30 to a high of 3.01, with a median value of 1.36. Management based its goodwill impairment testing valuation on discounted cash flows, and revenue and EBITDA multiples. Management discounted median market multiples by approximately 30% to reflect Alion’s recent financial performance compared to its peers and the significant uncertainties in the professional services government contracting marketplace likely to adversely affect future financial performance. Management used a weighted average cost of capital rate of 13.0% derived from market-based inputs, the tax-effected interest cost of Alion’s outstanding debt and a hypothetical market participant capital structure. Management estimates future years’ EBITDA based on Alion’s reporting units’ historical adjusted EBITDA as a percentage of revenue. To the extent that management’s analysis included forecasts of future revenue growth, management based such estimates on existing contract backlog, recent contract wins, current year performance and new business opportunities. Management analyzed goodwill for impairment using a range of near-term growth values of 0-4% and a range of 0-4% for longer-term out year forecasts.

There were no changes to the methods used to evaluate goodwill in prior periods. Changes in one or more inputs could materially alter the calculation of Alion’s enterprise fair value and thus the Company’s determination of whether its goodwill is potentially impaired. A hypothetical 10% increase or decrease in the weighted average cost of capital rate at September 30, 2013, would have produced a corresponding approximate 5.7% decrease and 6.9% increase in estimated enterprise value. Alion’s enterprise value based on EBITDA multiples from mergers and acquisitions in the government services market place was approximately 26% higher than discounted cash flow enterprise value at September 30, 2013.

Management reviews the Company’s internally-computed enterprise fair value to confirm the reasonableness of the internal analysis and compares the results of its independent analysis with the results of the independent third party valuation report prepared for the ESOP Trustee. Management compares each reporting unit’s carrying amount to its estimated fair value. If a reporting unit’s carrying value exceeds its estimated fair value, the Company compares the reporting unit’s goodwill carrying amount with the corresponding implied fair value of its goodwill. If the carrying amount of reporting unit goodwill exceeds its fair value, the Company recognizes an impairment loss to the extent that the carrying amount of goodwill exceeds implied fair value. Alion performs impairment testing on an enterprise value basis as there is no public market for the Company’s common stock.

Management determined that, on an enterprise value basis, Alion’s reporting units have positive carrying value. Reporting unit carrying values are positive because they do not include any allocation of the corporate debt that is an integral component of the Company’s capital structure. If Alion were to allocate to corporate debt to its reporting units, carrying values would be negative rather than positive. In reviewing its discounted cash flow analysis prepared for testing goodwill for potential impairment, management considered macroeconomic and other conditions such as:

•	The deterioration in general economic conditions arising from federal budget deficits;

•	Industry and market concerns about the effects of sequestration and federal budget deficits on future Department of Defense procurement actions;

•	Alion’s credit rating and its potential for limiting future access to capital;

•	An increase in market risks

•	A higher discount rate for valuing estimated future cash flows;

•	A decline in market-dependent multiples and metrics in both absolute terms and for Alion relative to its peers;

•	Alion’s fiscal 2013 sales increase; and

•	Alion’s success in obtaining $840 million of additional customer contract funding and new contracts from April through September 30, 2013.

Alion completed its most recent goodwill impairment analysis in the fourth quarter of fiscal 2013 and concluded no goodwill impairment existed as of September 30, 2013. Management determined the totality of events and circumstances would not have supported a decision to roll forward its prior year goodwill impairment analysis and avoid performing a Step One goodwill impairment analysis. Management chose to perform a Step One analysis which supported a comparable enterprise value for Alion as of September 30, 2013 compared to September 30, 2012. September 30, 2013 estimated discounted future cash flows decreased less than 1.0% compared to September 30, 2012. The estimated fair value of Alion’s outstanding debt increased approximately 10 percent from September 30, 2012 to September 30, 2013. This was due to shortening maturities and a higher outstanding balance for secured debt and notwithstanding fiscal 2013 unsecured debt redemptions. As a result of changes in Alion’s estimated enterprise fair value and the increased value of Alion’s outstanding debt, the estimated fair value of Alion’s outstanding redeemable common stock declined approximately 50% from September 30, 2012 to September 30, 2013.

As of September 30, 2013, the estimated fair value of each reporting unit exceeded its positive carrying value. Consistent with prior years’ disclosures, the changes in discounted cash flows for fiscal 2013 compared to fiscal 2012 did not result in an impairment to goodwill. The results of Alion’s Step One impairment testing make it unlikely that a reasonably probable change in assumptions would have triggered an impairment. A hypothetical 10% decrease in fair value would not have resulted in impairment to goodwill for either reporting unit or triggered the need to perform additional Step Two analyses for either reporting unit.

The tables below show goodwill, carrying value, estimated fair value, and excess of estimated fair value over carrying value for Alion’s reporting units as of September 30, 2013 and 2012.

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
	at September 30, 2013
Sector	(In millions, except percentages)
TEOSS	$201.9	$187.3	$259.2	$71.9	38%
EISS	197.0	184.1	222.1	38.0	21%

Total	$398.9	$371.4	$481.3	$109.9	30%

	Goodwill	Carrying Value	Estimated Fair Value	Excess of Estimated Fair Value over Carrying Value
	at September 30, 2012
Sector	(In millions, except percentages)
TEOSS	$201.9	$197.7	$258.4	$60.7	31%
EISS	197.0	193.2	227.6	34.4	18%

Total	$398.9	$390.9	$486.0	$95.1	24%

(9) Goodwill

The Company accounts for goodwill and other intangible assets according to ASC 350 Intangibles – Goodwill and Other (ASC 350) which requires that Alion review goodwill at least annually for impairment or more frequently if events or circumstances indicate goodwill might be impaired. The Company performs this review at the end of each fiscal year. As of September 30, 2013, Alion had approximately $398.9 million in goodwill. There were no changes to the goodwill carrying amount for the years ended September 30, 2012 and 2011, nor were there any significant events this year that indicated a potential impairment to goodwill as of September 30, 2013.

Alion operates in one segment and tests goodwill at the reporting unit level. Each of Alion’s two reporting units delivers a similar set of professional engineering, scientific and technical services to a wide array of federal government customers, principally within the Department of Defense. Each reporting unit provides the full range of services Alion offers to customers overall.

Alion’s management has organized reporting units based on managerial responsibility and administrative structure, contract portfolios, and the availability of discrete financial information. Management evaluates reporting unit financial performance based on contract revenue and non-GAAP operating income. Alion does not maintain reporting unit balance sheets and does not track cash flows by reporting unit.

Management identifies reporting units as “sectors” which in turn include lower level business units identified as “groups” consisting of still lower level “operations.” For each business combination, management assigned the goodwill arising from acquisitions to the reporting unit or units expected to benefit from the synergies of each business combination. Coincident with its goodwill determination and purchase price allocation, management assigned assets acquired to reporting units based on the unit or units anticipated to utilize such assets. Management did not allocate to reporting units the liabilities arising from business combinations. Alion’s reporting units are the Engineering and Integration Solutions Sector (EISS) and the Technology, Engineering and Operational Solutions Sector (TEOSS). Management assigned $197.0 million in goodwill to EISS and $201.9 million in goodwill to TEOSS.

In 2013, TEOSS had $477 million in contract revenue and EISS had $371 million in contract revenue. In 2012, TEOSS had $435 million in contract revenue EISS had $386 million in contract revenue. Total contract revenue for all reporting units does not equal Alion’s total reported revenue because reporting unit contract revenue does not include the effects of inter-company eliminations, discounts and GSA industrial funding fees that the Company does not track by reporting unit. These amounts were $292 thousand in 2013 and $703 thousand in 2012.

Management applied the guidance in ASC 350 and the related guidance in ASC Topic 280 Segment Reporting to analyze Alion’s reporting units to determine the appropriate level at which to test goodwill for potential impairment. The Company employs a reasonable, supportable and consistent method to assign goodwill to reporting units expected to benefit from the synergies arising from acquisitions. Alion determined reporting unit goodwill in a manner similar to the way it determines goodwill in a purchase allocation by using fair value to determine reporting unit purchase price, assets, liabilities and goodwill. Reporting unit residual fair value after this allocation is the implied fair value of reporting unit goodwill. The Company allocates the goodwill related to acquisitions on a specific identification basis consistent with reporting unit structure.

The Company performs its own independent analysis to determine whether goodwill is potentially impaired. Management performs a discounted cash flow analysis to determine the fair value of each reporting unit. The Company compares the aggregated fair value per the discounted cash flow model to the fair value indicated by the market multiples used in the stock valuation. Management independently determines the rates and assumptions it uses to: perform its goodwill impairment analysis; assess the probability of future contracts and revenue; and evaluate the recoverability of goodwill. At September 2013, executed contract backlog was approximately 2.6 times trailing twelve month revenue. Executed backlog at September 2012 was 2.9 times trailing twelve month revenue.

Alion’s cash flow analysis depends on several significant management inputs and assumptions. Management uses observable inputs, rates and assumptions generally consistent with those used by the independent third party to prepare the valuation report for the ESOP Trustee. However, management’s sensitivity analyses also incorporated a more conservative range of growth assumptions in addition to assumptions generally consistent with those used by the independent third party to prepare the valuation report for the ESOP Trust. These sensitivity analyses are designed to stress management’s best estimate of the Company’s financial forecast for purposes of understanding whether a reasonable decline in growth would cause the associated expected discounted cash flows to be below the reporting units’ carrying value. Management’s cash flow analysis includes the following significant inputs and assumptions: estimated future revenue and revenue growth; estimated future operating margins and EBITDA; observable market multiples for comparable companies; and a discount rate consistent with a market-based weighted average cost of capital. Management includes EBITDA in its analysis in order to use publicly available valuation data.

In Alion’s impairment testing in fiscal 2013, market multiples for trailing twelve month EBITDA for comparable companies (publicly traded professional services government contractors) ranged from a low of 7.6 to a high of 18.2, with a median value of 13.4. Market multiples for trailing twelve month revenue ranged from a low of 0.30 to a high of 3.01, with a median value of 1.36. Management based its goodwill impairment testing valuation on discounted cash flows, and revenue and EBITDA multiples. Management discounted median market multiples by approximately 30% to reflect Alion’s recent financial performance compared to its peers and the significant uncertainties in the professional services government contracting marketplace likely to adversely affect future financial performance. Management used a weighted average cost of capital rate of 13.0% derived from market-based inputs, the tax-effected interest cost of Alion’s outstanding debt and a hypothetical market participant capital structure. Management estimates future years’ EBITDA based on Alion’s reporting units’ historical adjusted EBITDA as a percentage of revenue. To the extent that management’s analysis included forecasts of future revenue growth, management based such estimates on existing contract backlog, recent contract wins, current year performance and new business opportunities. Management analyzed goodwill for impairment using a range of near-term growth values of 0-4% and a range of 0-4% for longer-term out year forecasts.

In Alion’s impairment testing in fiscal 2012, market multiples for trailing twelve month EBITDA for comparable companies (publicly traded professional services government contractors) ranged from a low of 5.6 to a high of 18.2, with a median value of 12.8. Market multiples for trailing twelve month revenue ranged from a low of 0.3 to a high of 3.02, with a median value of 1.32. Management based its goodwill impairment testing valuation on discounted cash flows, and revenue and EBITDA multiples. Management discounted median market multiples by 14%-40% to reflect Alion’s recent financial performance compared to its peers and the significant uncertainties in the professional services government contracting marketplace likely to adversely affect future financial performance. Management used a weighted average cost of capital rate of 12.5% derived from market-based inputs, the tax-effected interest cost of Alion’s outstanding debt and a hypothetical market participant capital structure. Management estimates future years’ EBITDA based on Alion’s historical adjusted EBITDA as a percentage of revenue. To the extent that management’s analysis included forecasts of future revenue growth, management based such estimates on existing contract backlog, recent contract wins, current year performance and new business opportunities. Management analyzed goodwill for impairment using a range of near-term growth values of 0-1% and a range of 0-2% for longer-term out year forecasts.

There were no changes to the methods used to evaluate goodwill in prior periods. Changes in one or more inputs could materially alter the calculation of Alion’s enterprise fair value and thus the Company’s determination of whether its goodwill is potentially impaired. A hypothetical 10% increase or decrease in the weighted average cost of capital rate at September 30, 2013, would have produced a corresponding approximate 5.7% decrease and 6.9% increase in estimated enterprise value. Alion’s enterprise value based on EBITDA multiples from mergers and acquisitions in the government services market place was approximately 26% higher than discounted cash flow enterprise value at September 30, 2013.

Management reviews the Company’s internally-computed enterprise fair value to confirm the reasonableness of the internal analysis and compares the results of its independent analysis with the results of the independent third party valuation report prepared for the ESOP Trustee. Management compares each reporting unit’s carrying amount to its estimated fair value. If a reporting unit’s carrying value exceeds its estimated fair value, the Company compares the reporting unit’s goodwill carrying amount with the corresponding implied fair value of its goodwill. If the carrying amount of reporting unit goodwill exceeds its fair value, the Company recognizes an impairment loss to the extent that the carrying amount of goodwill exceeds implied fair value. Alion performs impairment testing on an enterprise value basis as there is no public market for the Company’s common stock.

Management determined that, on an enterprise value basis, Alion’s reporting units have positive carrying value. In reviewing its discounted cash flow analysis prepared for testing goodwill for potential impairment, management considered macroeconomic and other conditions such as:

•	the deterioration in general economic conditions arising from federal budget deficits;

•	Defense and aerospace industry and market concerns about the effects of sequestration and federal budget deficits on future Department of Defense procurement actions;

•	Alion’s credit rating and its potential for limiting future access to capital;
•	An increase in market risks

•	A higher discount rate for valuing estimated future cash flows;

•	A decline in market-dependent multiples and metrics in both absolute terms and for Alion relative to its peers;

•	Alion’s current year sales increase compared to last year; and

•	Alion’s success in obtaining $840 million of additional customer contract funding and new contracts in the past six months.

Alion completed its most recent goodwill impairment analysis in the fourth quarter of fiscal year 2013 and concluded no goodwill impairment existed as of September 30, 2013. Management determined the totality of events and circumstances would not have supported a decision to roll forward its prior year goodwill impairment analysis and avoid performing a step one goodwill impairment analysis. Management chose to perform a step one analysis which supported a comparable enterprise value for Alion as of September 2013 compared to September 2012. September 2013 estimated discounted future cash flows decreased less than 1.0% compared to September 2012. The estimated fair value of Alion’s outstanding debt increased approximately 10 percent from September 2012 to September 2013. This was due to shortening maturities and a higher outstanding balance for secured debt and notwithstanding current year unsecured debt redemptions. As a result of changes in Alion’s estimated enterprise fair value and the increased value of Alion’s outstanding debt, the estimated fair value of Alion’s outstanding redeemable common stock declined approximately 50% from September 2012 to September 2013.

As of September 30, 2013, the estimated fair value of each reporting unit exceeded its carrying value. Consistent with prior years’ disclosures, the changes in discounted cash flows for fiscal 2013 compared to fiscal 2012 did not result in an impairment to goodwill. The results of Alion’s step one impairment testing make it unlikely that a reasonably probable change in assumptions would have triggered an impairment. A hypothetical 10% decrease in fair value would not have resulted in impairment to goodwill for either reporting unit or triggered the need to perform additional step two analyses for either reporting unit.